Consolidated Cash Flow Statement (Parenthetical) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Disclosure of classes of share capital [line items]
Capital increase	[1]	$ 92,674	$ 8,015	$ 57,863
Amount of non cash share issue		$ 86,500	$ 0	$ 55,000
Number of vessels acquired | vessel		5	0	8

[1]	³⁾ Please refer to Note 17 for further information on capital increases during the year.